Financial Instruments	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Financial instruments

Note 18 – Financial instruments

A.	Risk management policy

The actions of the Group expose it to various financial risks, such as a market risk (including a currency risk, fair value risk regarding interest rate and price risk), credit risk, liquidity risk and cash flow risk for the interest rate. The comprehensive risk-management policy of the Group focuses on actions to limit the potential negative impacts on financial performance of the Group to a minimum. The Group does not typically use derivative financial instruments in order to hedge exposures. Risk management is performed by the Group’s CEO in accordance with the policy approved by the board of directors.

B.	Credit risk

The Group does not have a significant concentration of credit risks.

The cash of the Group is deposited in Israeli and U.S. banking corporations. In the estimation of the Group’s management, the credit risk for these financial instruments is low.

In the estimation of the Group’s management, it does not have any expected credit losses.

C.	Currency risk

A currency risk is the risk of fluctuations in a financial instrument, as a result of changes in the exchange rate of the foreign currency.

The following is the classification and linkage terms of the financial instruments of the Group (in thousands USD):

	NIS	Linked to the U.S. dollar	Linked to the Euro and other	Total
December 31, 2020
Cash	1,057	584,205	76	585,338
Bank deposits	-	85,596	-	85,596
Restricted deposits	406	62	-	468
Trade receivables	17	534	162	713
Other receivables	410	19	-	429
	1,890	670,416	238	672,544
Financial liabilities at amortized cost	4,366	16,134	45	20,545
Total net financial assets (liabilities)	(2,476)	654,282	193	651,999

December 31, 2019
Cash	348	3,536	10	3,894
Restricted deposits	377	31	-	408
Trade receivables	-	1,586	230	1,816
Other receivables	342	-	-	342
	1,067	5,153	240	6,460
Financial liabilities at amortized cost	4,503	6,740	13	11,256
Total net financial assets (liabilities)	(3,436)	(1,587)	227	(4,796)

The following is a sensitivity analysis of changes in the exchange rate of the NIS as of the reporting date:

Profit (loss) from the change
Thousands USD
Increase at a rate of 5%	(124)
Increase at a rate of 10%	(248)
Decrease at a rate of 5%	124
Decrease at a rate of 10%	248

D.	Fair value of financial instruments

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	Thousands USD	Thousands USD	Thousands USD	Thousands USD
Financial liabilities:
Warrants	-	11,636	-	11,636
Financial derivatives	-	350	-	350
Total	-	11,986	-	11,986

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	Thousands USD	Thousands USD	Thousands USD	Thousands USD
Financial liabilities:
Warrants	-	793	1,364	2,157
Convertible notes	-	-	1,223	1,223
Financial derivatives	-	-	318	318
Total	-	793	2,905	3,698

Details regarding fair value measurement at Level 2

The fair value of the warrants was measured using the Black-Scholes model. The following inputs were used to determine the fair value:

Expected term of warrant (1) – 3.1-3.68 years.

Expected volatility (2) – 118.77%-128.1%.

Risk-free rate (3) – 0.17%.-0.24%

Expected dividend yield – 0%.

(1)	Based on contractual terms.

(2)	Based on the historical volatility of the Company’s Ordinary Shares and ADSs.

(3)	Based on traded zero-coupon U.S. treasury bonds with maturity equal to expected terms.

E.	Liquidity risk

The table below presents the repayment dates of the Group’s financial liabilities based on the contractual terms in undiscounted amounts:

	First year	More than a year	Total
	Thousands USD	Thousands USD	Thousands USD
December 31, 2020
Trade payables	776	-	776
Other payables	5,910	-	5,910
Lease liabilities	-	2,618	2,618
Liability in respect of government grants	-	850	850
	6,686	3,468	10,154
December 31, 2019
Trade payables	850	-	850
Other payables	3,547	28	3,575
Lease liabilities	-	2,089	2,089
Liability in respect of government grants	-	1,044	1,044
	4,397	3,161	7,558